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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Australia: 4.3%
1,311,997		Amcor Ltd.	$9,540,315	1.1
3,268,563		Insurance Australia Group	10,586,560	1.2
1,042,308		Westfield Group	9,205,780	1.1
420,776		Westpac Banking Corp.	8,304,344	0.9
			37,636,999	4.3
		Brazil: 0.4%
179,600		Petroleo Brasileiro SA ADR	3,394,440	0.4
		Canada: 4.9%
130,300		Canadian Imperial Bank of Commerce	9,092,047	1.0
500,228		Shaw Communications, Inc. - Class B	9,565,284	1.1
370,500		Thomson Reuters Corp.	10,183,952	1.1
361,464		TransCanada Corp.	14,814,127	1.7
			43,655,410	4.9
		France: 8.1%
273,278		Alstom	7,961,767	0.9
203,970		BNP Paribas	6,535,665	0.7
231,963		Capgemini S.A.	7,826,443	0.9
216,629		Cie de Saint-Gobain	7,710,029	0.9
610,411		Gaz de France	12,079,893	1.4
140,458		Sanofi-Aventis	9,567,651	1.1
192,998		Total S.A.	8,318,069	0.9
297,264		Vinci S.A.	11,936,834	1.3
			71,936,351	8.1
		Germany: 6.8%
132,273		Bayer AG	8,395,145	1.0
156,623		DaimlerChrysler AG	7,288,148	0.8
884,029		Deutsche Post AG	14,654,748	1.7
1,371,992		Deutsche Telekom AG	13,536,253	1.5
254,210		Metro AG	7,332,355	0.8
68,109		Muenchener Rueckversicherungs AG	8,470,957	1.0
			59,677,606	6.8
		Hong Kong: 1.6%
280,804		China Mobile Ltd. ADR	14,245,187	1.6
		Israel: 1.1%
917,404		Israel Chemicals Ltd.	9,476,870	1.1
		Japan: 8.2%
242,100		Astellas Pharma, Inc.	9,507,150	1.1
219,100		Canon, Inc.	8,742,418	1.0
890,900		Itochu Corp.	9,744,447	1.1
1,573,600		JX Holdings, Inc.	7,977,982	0.9
583,400		Mitsui & Co., Ltd.	8,199,676	0.9
9,062		NTT DoCoMo, Inc.	14,456,993	1.6
473,400		Sumitomo Mitsui Financial Group, Inc.	13,793,250	1.6
			72,421,916	8.2
		Luxembourg: 0.7%
450,285		ArcelorMittal	6,251,060	0.7
		Netherlands: 2.6%
937,838		Koninklijke KPN NV	8,869,405	1.0
455,605		Royal Dutch Shell PLC	14,127,925	1.6
			22,997,330	2.6
		Portugal: 0.8%
3,378,141		Energias de Portugal S.A.	7,015,437	0.8
		Singapore: 2.2%
3,987,000		Singapore Telecommunications Ltd.	9,567,349	1.1
702,000		United Overseas Bank Ltd.	9,598,494	1.1
			19,165,843	2.2
		Spain: 0.8%
572,549		Abertis Infraestructuras S.A.	7,303,493	0.8
		Sweden: 1.5%
1,595,033		Telefonaktiebolaget LM Ericsson	13,578,975	1.5
		Switzerland: 4.5%
173,222	@	Credit Suisse Group	3,310,803	0.4
283,026		Novartis AG	14,745,016	1.6
55,300		Roche Holding AG - Genusschein	8,654,438	1.0
65,671	@	Zurich Financial Services AG	13,498,872	1.5
			40,209,129	4.5
		Taiwan: 1.6%
1,018,758		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,987,547	1.6
		United Kingdom: 12.4%
305,375		BHP Billiton PLC	8,002,241	0.9
1,270,738		BP PLC	7,724,753	0.9
2,942,560		BT Group PLC	9,361,336	1.1
1,744,998		HSBC Holdings PLC	13,764,050	1.6
397,039		Imperial Tobacco Group PLC	14,363,311	1.6
918,861		Land Securities Group PLC	10,068,604	1.1
796,021		Prudential PLC	8,356,166	0.9
177,112		Reckitt Benckiser PLC	9,424,881	1.1
1,251,763		Reed Elsevier PLC	9,252,995	1.1
490,275		Scottish & Southern Energy PLC	10,014,900	1.1
1,972,993		Tesco PLC	9,207,655	1.0
			109,540,892	12.4
		United States: 34.6%
257,014		Abbott Laboratories	15,880,895	1.8
404,727		American Electric Power Co., Inc.	15,586,037	1.8
986,100		Arch Coal, Inc.	6,251,874	0.7

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
288,448		Arthur J. Gallagher & Co.	$10,020,684	1.1
505,490		AT&T, Inc.	17,272,593	2.0
303,500		Bristol-Myers Squibb Co.	10,118,690	1.1
324,500		Carnival Corp.	10,413,205	1.2
409,600		CenturyTel, Inc.	16,064,512	1.8
398,335		ConAgra Foods, Inc.	10,018,125	1.1
287,200		Dow Chemical Co.	8,920,432	1.0
256,000		Eli Lilly & Co.	10,483,200	1.2
510,700		First Niagara Financial Group, Inc.	4,121,349	0.5
260,400		Freeport-McMoRan Copper & Gold, Inc.	8,343,216	0.9
813,900		General Electric Co.	15,537,351	1.8
154,700		Johnson & Johnson	9,657,921	1.1
358,300		JPMorgan Chase & Co.	11,877,645	1.3
409,371		Kraft Foods, Inc.	15,666,628	1.8
278,400		Northeast Utilities	10,025,184	1.1
145,700		PepsiCo, Inc.	9,885,745	1.1
750,658		Pfizer, Inc.	16,416,891	1.9
903,492		Pitney Bowes, Inc.	12,323,631	1.4
549,637		PPL Corp.	15,043,565	1.7
144,000		Procter & Gamble Co.	8,969,760	1.0
245,798		Reynolds American, Inc.	10,284,188	1.2
324,720		Spectra Energy Corp.	9,322,711	1.1
583,500		UGI Corp.	16,734,780	1.9
			305,240,812	34.6
		Total Common Stock
		(Cost $900,845,571)	857,735,297	97.1

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.2%
		Options on Currencies: 0.2%
16,000,000	@	Call USD/JPY, Strike @ 82.750, Exp. 08/20/12 Counterparty: Barclays Bank PLC	$48,446	0.0
16,000,000	@	Call USD/JPY, Strike @ 85.300, Exp. 07/20/12 Counterparty: Barclays Bank PLC	6,397	0.0
17,000,000	@	Call USD/JPY, Strike @ 88.000, Exp. 06/21/12 Counterparty: Deutsche Bank AG	64	0.0
23,000,000	@	Put EUR/USD, Strike @ 1.258, Exp. 07/20/12 Counterparty: Goldman Sachs & Co.	654,898	0.1
25,000,000	@	Put EUR/USD, Strike @ 1.263, Exp. 06/21/12 Counterparty: Goldman Sachs & Co.	618,370	0.1
18,000,000	@	Put GBP/USD, Strike @ 1.512, Exp. 08/20/12 Counterparty: Barclays Bank PLC	190,479	0.0
17,000,000	@	Put GBP/USD, Strike @ 1.524, Exp. 06/21/12 Counterparty: Goldman Sachs & Co.	69,511	0.0
17,000,000	@	Put GBP/USD, Strike @ 1.554, Exp. 07/20/12 Counterparty: Goldman Sachs & Co.	305,508	0.0
			1,893,673	0.2
		Total Purchased Options
		(Cost $925,800)	1,893,673	0.2
		Total Investments in Securities (Cost $901,771,371)	$859,628,970	97.3
		Assets in Excess of Other Liabilities	23,402,435	2.7
		Net Assets	$883,031,405	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $906,866,828.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$45,559,060
		Gross Unrealized Depreciation	(92,796,918)
		Net Unrealized Depreciation	$(47,237,858)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	5.3%
Consumer Staples	10.7
Energy	8.2
Financials	17.0
Health Care	12.9
Industrials	10.8
Information Technology	5.0
Materials	5.7
Options on Currencies	0.2
Telecommunications	11.7
Utilities	9.8
Assets in Excess of Other Liabilities	2.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$37,636,999	$—	$37,636,999
Brazil	3,394,440	—	—	3,394,440
Canada	43,655,410	—	—	43,655,410
France	—	71,936,351	—	71,936,351
Germany	—	59,677,606	—	59,677,606
Hong Kong	14,245,187	—	—	14,245,187
Israel	—	9,476,870	—	9,476,870
Japan	—	72,421,916	—	72,421,916
Luxembourg	—	6,251,060	—	6,251,060
Netherlands	—	22,997,330	—	22,997,330
Portugal	—	7,015,437	—	7,015,437
Singapore	—	19,165,843	—	19,165,843
Spain	—	7,303,493	—	7,303,493
Sweden	—	13,578,975	—	13,578,975
Switzerland	—	40,209,129	—	40,209,129
Taiwan	13,987,547	—	—	13,987,547
United Kingdom	—	109,540,892	—	109,540,892
United States	305,240,812	—	—	305,240,812
Total Common Stock	380,523,396	477,211,901	—	857,735,297
Purchased Options	—	1,893,673	—	1,893,673
Total Investments, at value	$380,523,396	$479,105,574	$—	$859,628,970
Other Financial Instruments+
Written Options	—	—	—	—
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(5,479,551)	$—	$(5,479,551)
Total Liabilities	$—	$(5,479,551)	$—	$(5,479,551)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

ING Global Equity Dividend and Premium Opportunity Fund Written OTC Options on May 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
7,300	Morgan Stanley	Call on Euro Stoxx 50 Index	2,140.138	EUR	06/29/12	$753,759	$(528,462)
8,700	Morgan Stanley	Call on Euro Stoxx 50 Index	2,255.747	EUR	06/01/12	837,519	(1)
7,500	JPMorgan Chase & Co.	Call on Nikkei 225 Index	9,348.660	EUR	06/15/12	736,880	(131,508)
2,500	Barclays Bank PLC	Call on FTSE 100 Index	5,270.360	GPB	06/29/12	632,173	(636,795)
2,300	BNP Paribas Bank	Call on FTSE 100 Index	5,688.000	GPB	06/01/12	523,018	—
2,400	JPMorgan Chase & Co.	Call on Nikkei 225 Index	96,348.660	GPB	06/15/12	494,465	(35,202)
173,700	Goldman Sachs & Co.	Call on Nikkei 225 Index	9,559.318	JPY	06/01/12	465,515	—
177,500	Morgan Stanley	Call on Nikkei 225 Index	9,348.660	JPY	06/15/12	487,658	(10,962)
178,800	Royal Bank of Scotland PLC	Call on Nikkei 225 Index	8,638.630	JPY	06/29/12	546,417	(361,446)
88,800	Morgan Stanley	Call on Nikkei 225 Index	9,348.660	USD	06/15/12	2,652,101	(139,109)
90,500	BNP Paribas Bank	Call on S&P 500® Index	1,305.953	USD	06/29/12	3,213,655	(2,835,382)
87,600	Goldman Sachs & Co.	Call on S&P 500® Index	1,382.850	USD	06/01/12	2,514,637	—
Options on Currencies
23,000,000	Goldman Sachs & Co.	Call EUR/USD	1.360	USD	07/20/12	161,000	(7,858)
25,000,000	Goldman Sachs & Co.	Call EUR/USD	1.372	USD	06/21/12	175,000	(201)
18,000,000	Barclays Bank PLC	Call GBP/USD	1.626	USD	08/20/12	118,800	(32,543)
17,000,000	Goldman Sachs & Co.	Call GBP/USD	1.630	USD	06/21/12	95,200	(435)
17,000,000	Goldman Sachs & Co.	Call GBP/USD	1.654	USD	07/20/12	85,000	(3,807)
16,000,000	Barclays Bank PLC	Put USD/JPY	76.170	USD	08/20/12	92,800	(120,631)
16,000,000	Barclays Bank PLC	Put USD/JPY	78.400	USD	07/20/12	96,000	(223,555)
17,000,000	Deutsche Bank AG	Put USD/JPY	80.120	USD	06/21/12	102,000	(411,654)
			Total Written OTC Options			$14,783,597	$(5,479,551)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of May 31, 2012:

Derivatives Fair Value*
Equity contracts	$(4,678,867)
Foreign exchange contracts	1,092,989
Total	$(3,585,878)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2012